Cover	May 29, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 29, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-36239
Entity Registrant Name	CATCHMARK TIMBER TRUST, INC.
Entity Central Index Key	0001341141
Entity Tax Identification Number	20-3536671
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	5 Concourse Parkway
Entity Address, Address Line Two	Suite 2650
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30328
City Area Code	855
Local Phone Number	858-9794
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.01 Par Value Per Share
Trading Symbol	CTT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false